Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Additional Financial Information Disclosure [Text Block]
Note 10 — Supplemental Cash Flow Information

Cash payments for interest during the years ended December 31, 2013 and December 31, 2012 were $19,405 and $17,595, respectively. There were no payments of income taxes during the years ended December 31, 2013 and 2012